CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Series C plus redeemable convertible preferred stock [Member]
Payments of Stock Issuance Costs	$ 55